Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco V.I. Select Dimensions Balanced Fund
The Invesco V.I. Select Dimensions Balanced Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series Balanced Portfolio (the “Acquired Fund”), a series of the Morgan Stanley Select Dimensions Investment Series.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco V.I. Select Dimensions Dividend Growth Fund
The Invesco V.I. Select Dimensions Dividend Growth Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series Dividend Growth Portfolio (the “Acquired Fund”), a series of the Morgan Stanley Select Dimensions Investment Series.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
The Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series Equally-Weighted S&P 500 Portfolio (the “Acquired Fund”), a series of the Morgan Stanley Select Dimensions Investment Series.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco V.I. Dividend Growth Fund
The Invesco V.I. Dividend Growth Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Morgan Stanley Variable Investment Series Dividend Growth Portfolio (the “Acquired Fund”), a series of the Morgan Stanley Variable Investment Series.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco V.I. Global Dividend Growth Fund
The Invesco V.I. Global Dividend Growth Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Morgan Stanley Variable Investment Series Global Dividend Growth Portfolio (the “Acquired Fund”), a series of the Morgan Stanley Variable Investment Series.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco V.I. High Yield Securities Fund
The Invesco V.I. High Yield Securities Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Morgan Stanley Variable Investment Series High Yield Portfolio (the “Acquired Fund”), a series of the Morgan Stanley Variable Investment Series.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco V.I. Income Builder Fund
The Invesco V.I. Income Builder Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Morgan Stanley Variable Investment Series Income Builder Portfolio (the “Acquired Fund”), a series of the Morgan Stanley Variable Investment Series.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco V.I. S&P 500 Index Fund
The Invesco V.I. S&P 500 Index Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Morgan Stanley Variable Investment Series S&P 500 Index Portfolio (the “Acquired Fund”), a series of the Morgan Stanley Variable Investment Series.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco Van Kampen V.I. Capital Growth Fund
The Invesco Van Kampen V.I. Capital Growth Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Van Kampen Life Investment Trust Capital Growth Portfolio (the “Acquired Fund”), a series of the Van Kampen Life Investment Trust.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco Van Kampen V.I. Comstock Fund
The Invesco Van Kampen V.I. Comstock Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Van Kampen Life Investment Trust Comstock Portfolio (the “Acquired Fund”), a series of the Van Kampen Life Investment Trust.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco Van Kampen V.I. Equity and Income Fund
The Invesco Van Kampen V.I. Equity and Income Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of The Universal Institutional Funds, Inc. Equity and Income Portfolio (the “Acquired Fund”), a series of The Universal Institutional Funds, Inc.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco Van Kampen V.I. Government Fund
The Invesco Van Kampen V.I. Government Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Van Kampen Life Investment Trust Government Portfolio (the “Acquired Fund”), a series of the Van Kampen Life Investment Trust.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco Van Kampen V.I. Growth and Income Fund
The Invesco Van Kampen V.I. Growth and Income Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Van Kampen Life Investment Trust Growth and Income Portfolio (the “Acquired Fund”), a series of the Van Kampen Life Investment Trust.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund
The Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio (the “Acquired Fund”), a series of the Van Kampen Life Investment Trust.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco Van Kampen V.I. Global Value Equity Fund
The Invesco Van Kampen V.I. Global Value Equity Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of The Universal Institutional Funds, Inc. Global Value Equity Portfolio (the “Acquired Fund”), a series of The Universal Institutional Funds, Inc.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco Van Kampen V.I. High Yield Fund
The Invesco Van Kampen V.I. High Yield Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of The Universal Institutional Funds, Inc. High Yield Portfolio (the “Acquired Fund”), a series of The Universal Institutional Funds, Inc.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco Van Kampen V.I. International Growth Equity Fund
The Invesco Van Kampen V.I. International Growth Equity Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of The Universal Institutional Funds, Inc. International Growth Equity Portfolio (the “Acquired Fund”), a series of The Universal Institutional Funds.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco Van Kampen V.I. Mid Cap Growth Fund
The Invesco Van Kampen V.I. Mid Cap Growth Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of the Van Kampen Life Investment Trust Mid Cap Growth Portfolio (the “Acquired Fund”), a series of the Van Kampen Life Investment Trust.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco Van Kampen V.I. Mid Cap Value Fund
The Invesco Van Kampen V.I. Mid Cap Value Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of The Universal Institutional Funds, Inc. U.S. Mid Cap Value Portfolio (the “Acquired Fund”), a series of The Universal Institutional Funds, Inc.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.

Prospectus Supplement dated April 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Series I and II shares of the Fund listed below:
Invesco Van Kampen V.I. Value Fund
The Invesco Van Kampen V.I. Value Fund (the “Invesco Fund”) has been created in connection with the proposed acquisition of the assets and liabilities of The Universal Institutional Funds, Inc. Value Portfolio (the “Acquired Fund”), a series of The Universal Institutional Funds, Inc.
At a shareholder meeting scheduled to occur in May 2010, shareholders of the Acquired Fund will be asked to approve a proposed agreement and plan of reorganization whereby the Invesco Fund would acquire the assets and assume the liabilities of the Acquired Fund. If this agreement and plan of reorganization is approved by shareholders, the Acquired Fund will be considered the accounting survivor of the two funds, which means that financial and other information of the Acquired Fund will be carried over to the Invesco Fund.
In anticipation of the consummation of the reorganization, information relating to the Acquired Fund has been included in the Invesco Fund prospectus and presented as if the reorganization has been completed. Specifically, the Financial Highlights, Performance Information, Portfolio Managers, and Portfolio Turnover sections of the prospectus each contain information relating to the Acquired Fund. However, as of the date of the prospectus, the reorganization has not yet been approved by shareholders and has not occurred, nor is there any guarantee that the reorganization will occur.